Commitments, Contingencies and Legal Proceedings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments, Contingencies and Legal Proceedings
Schedule of minimum future lease payments
Years Ended September 30,
2024	$27,158
Total remaining payments	27,158
Less Imputed Interest	(314)
Total lease liability	$26,844

Years Ended December 31,	$
2023	$657,807
2024	210,935
Total remaining payments	868,742
Less Imputed Interest	(36,602)
Total lease liability	832,140
Less current portion of operating lease liability	(628,371)
Operating lease liability, net of current portion	$203,769